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                                                          OMB APPROVAL
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                           UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION  OMB Number:         3235-0456
                      Washington, D.C. 20549      Expires:      August 31, 2000
                                                  Estimated average burden
                                                  hours per response..........1
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                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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      1.     Name and address of issuer:

             Neuberger Berman Income Trust
             605 Third Avenue, 2nd Floor
             New York, NY 10158-0180

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      2.     The name of each series or class of securities for which this  Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X





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      3.     Investment Company Act File Number:  811-7724


             Securities Act File Number:  33-62872



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      4(a). Last day of fiscal year for which this Form is filed: October 31



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      4(b).  / /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

      NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
      NA

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      4(c)  / /   Check box if this is the last time the  issuer  will be filing this Form.

      NA

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
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   5. Calculation of registration fee:

        (i)    Aggregate sale price of securities sold
               during the fiscal year pursuant to                   $ 37,209,003
               section 24(f):                                       ------------

        (ii)   Aggregate price of securities redeemed
               or repurchased during the fiscal year:  $ 23,657,730
                                                        -----------

        (iii)  Aggregate  price  of  securities
               redeemed  or  repurchased during any
               PRIOR fiscal year ending no earlier
               than October 1, 1995 that were not
               previously used to reduce registration
               fees payable to the Commission:         $-0-
                                                        -----------

        (iv)   Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                         $23,657,730
                                                                      ----------

        (v)    Net sales - if item 5(i) is greater
               than Item 5(iv) [subtract item 5(iv)                  $13,551,273
               from Item 5(i)]:                                       ----------

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        (vi)   Redemption credits available for use in
               future years  -- if Item 5(i) is less        $(-0-   )
               than Item 5(iv) [subtract Item 5(iv)          --------
               from Item 5(i)]:
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        (vii)  Multiplier for determining registration
               fee (See Instruction C.9):                            x   .000278
                                                                      ----------
        (viii) Registration fee due [multiply Item
               5(v) by Item 5(vii)] (enter "0" if no                 $  3,767.25
               fee is due):                                           ==========

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   6.     Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________. NA

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  7.      Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year
          (see Instruction D):

                                       NA
                                                                     +$
                                                                       ---------

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  8.      Total of the amount of the  registration  fee due plus any  interest due [line 5(viii) plus line 7]:

                                                                      $ 3,767.25
                                                                       =========

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

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    9.    Date the  registration  fee and any interest payment was sent to the
          Commission's lockbox depository:

                Method of Delivery:

                          /X/  Wire Transfer
                          / /  Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ MichaeL J. Weiner, Vice President
                                    -------------------------------------

                                        MichaeL J. Weiner, Vice President
                                        ---------------------------------

Date  January 26, 1999

  *Please print the name and title of the signing officer below the signature.